Social and statutory obligations - Summary of social and statutory obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Obligations to non-controlling interest	R$ 177,961	R$ 75,196
Employee profit-sharing liabilities	965,159	910,739
Short-term employee benefits accruals	167,791	160,192
Social And Statutory Obligations	R$ 1,310,911	R$ 1,146,127